UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road, Watkinsville, Georgia 30677

(Address of principal executive offices)(Zip code)

Michael Isaac

1061 Cliff Dawson Road, Watkinsville, Georgia 30677

(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end: May 31

Date of reporting period: February 29, 2020

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Stadion Tactical Growth Fund
Schedule of Investments
February 29, 2020 (Unaudited)

EXCHANGE-TRADED FUNDS - 79.40%	Shares	Value
Invesco QQQ Trust, Series 1	392,297	$80,734,722
iShares® Short Treasury Bond ETF	374,810	41,495,215
PIMCO Enhanced Short Maturity Active ETF	394,988	40,265,077
SPDR® S&P 500® ETF Trust	272,630	80,769,364
Technology Select Sector SPDR® Fund	632,870	55,926,722
Vanguard® FTSE Developed Markets ETF	992,530	39,175,159
Vanguard® Growth ETF	346,121	60,820,382

TOTAL EXCHANGE-TRADED FUNDS
(Cost $349,243,190)		399,186,641

MONEY MARKET FUNDS - 11.55%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.477%, 7-day effective yield	58,078,181	$58,078,181

TOTAL MONEY MARKET FUNDS
(Cost $58,078,181)		58,078,181

Total Investments, at Value - 90.95%
(Cost $407,321,371)		457,264,822

Other Assets in Excess of Liabilities - 9.05%		45,488,054

Net Assets - 100.00%		$502,752,876

See Notes to Quarterly Schedule of Investments

Stadion Tactical Defensive Fund
Schedule of Investments
February 29, 2020 (Unaudited)

EXCHANGE-TRADED FUNDS - 47.98%	Shares	Value
iShares® Core S&P Small-Cap® ETF	35,200	$2,562,208
SPDR® Portfolio Developed World ex-US ETF	461,520	12,973,327
SPDR® Portfolio Emerging Markets ETF	130,240	4,446,394
SPDR® S&P 500® ETF Trust	79,911	23,674,433

TOTAL EXCHANGE-TRADED FUNDS
(Cost $45,246,358)		43,656,362

MONEY MARKET FUNDS - 52.29%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.477%, 7-day effective yield	47,574,636	$47,574,636

TOTAL MONEY MARKET FUNDS
(Cost $47,574,636)		47,574,636

Total Investments, at Value - 100.27%
(Cost $92,820,994)		91,230,998

Liabilities in Excess of Other Assets - (0.27)%		(249,322)

Net Assets - 100.00%		$90,981,676

See Notes to Quarterly Schedule of Investments.

Stadion Trilogy Alternative Return Fund

Schedule of Investments

February 29, 2020 (Unaudited)

COMMON STOCKS - 31.78%	Shares	Value
Consumer Discretionary - 3.02%
Distributors - 0.98%
Genuine Parts Co.	5,773	$503,636

Hotels, Restaurants & Leisure - 1.04%
McDonald's Corp.(a)	2,763	536,492

Household Durables - 1.00%
Garmin, Ltd.(a)	5,795	512,220

Consumer Staples - 5.05%
Food & Staples Retailing - 1.89%
Sysco Corp.(a)	6,523	434,758
Walmart, Inc.(a)	5,013	539,800
		974,558

Food Products - 2.11%
General Mills, Inc.	11,244	550,956
Kellogg Co.(a)	8,900	538,183
		1,089,139

Household Products - 1.05%
Procter & Gamble Co.(a)	4,758	538,748

Energy - 0.93%
Oil, Gas & Consumable Fuels - 0.93%
Chevron Corp.(a)	5,135	479,301

Financials - 3.78%
Banks - 2.83%
Fifth Third Bancorp(a)	19,787	482,803
Truist Financial Corp.(a)	10,791	497,897
US Bancorp(a)	10,180	472,759
		1,453,459

Insurance - 0.95%
Aflac, Inc.(a)	11,447	490,504

Health Care - 5.07%
Health Care Equipment & Supplies - 1.01%
Abbott Laboratories(a)	6,731	518,489

COMMON STOCKS (continued)	Shares	Value
Health Care - 5.07% (continued)
Pharmaceuticals - 4.06%
Eli Lilly & Co.(a)	4,207	$530,629
Johnson & Johnson(a)	3,997	537,517
Merck & Co., Inc.(a)	6,688	512,033
Pfizer, Inc.	15,369	513,632
		2,093,811

Industrials - 5.99%
Aerospace & Defense - 2.99%
L3Harris Technologies, Inc.(a)	2,610	516,075
Lockheed Martin Corp.(a)	1,371	507,092
United Technologies Corp.	3,941	514,655
		1,537,822

Commercial Services & Supplies - 1.01%
Waste Management, Inc.(a)	4,719	522,912

Machinery - 1.04%
Illinois Tool Works, Inc.	3,193	535,722

Trading Companies & Distributors - 0.95%
WW Grainger, Inc.(a)	1,756	487,360

Information Technology - 2.98%
Communications Equipment - 0.99%
Cisco Systems, Inc.(a)	12,699	507,071

Software - 1.01%
Microsoft Corp.(a)	3,202	518,756

Technology Hardware, Storage & Peripherals - 0.98%
Apple, Inc.(a)	1,854	506,810

Materials - 0.95%
Containers & Packaging - 0.95%
International Paper Co.(a)	13,217	488,500

Utilities - 4.01%
Electric Utilities - 2.07%
Eversource Energy(a)	6,305	545,130
Southern Co.(a)	8,626	520,665
		1,065,795

Gas Utilities - 0.92%
National Fuel Gas Co.	12,980	475,198

COMMON STOCKS (continued)	Shares	Value
Utilities - 4.01% (continued)
Multi-Utilities - 1.02%
Dominion Energy, Inc.(a)	6,711	$524,666

TOTAL COMMON STOCKS
(Cost $10,167,241)		16,360,969

EXCHANGE-TRADED FUNDS - 55.23%	Shares	Value
iShares® Broad USD High Yield Corporate Bond ETF(a)	28,900	$1,167,849
iShares® Core Dividend Growth ETF	26,320	991,738
iShares® MBS ETF(a)	43,300	4,741,350
Schwab® US Dividend Equity ETF	18,882	973,933
SPDR® Portfolio Intermediate Term Corporate Bond ETF(a)	230,200	8,284,898
SPDR® Portfolio Long-Term Corporate Bond ETF(a)	74,400	2,358,480
SPDR® Portfolio S&P 500® High Dividend ETF	26,610	909,530
SPDR® Portfolio Short-Term Corporate Bond ETF(a)	152,500	4,739,700
VanEck Vectors® Fallen Angel High Yield Bond ETF(a)	78,700	2,320,076
Vanguard® Dividend Appreciation ETF	8,734	1,003,624
Vanguard® High Dividend Yield ETF	11,506	949,245

TOTAL EXCHANGE-TRADED FUNDS
(Cost $27,611,292)		28,440,423

PURCHASED OPTION CONTRACTS - 15.64%	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 3.64%
S&P 500® Index:
	Jefferies	03/13/2020	$3,475	20	5,908,440	$600
	Jefferies	03/20/2020	3,475	20	5,908,440	700
	Jefferies	03/27/2020	3,100	20	5,908,440	106,100
	Jefferies	12/17/2021	3,100	65	19,202,430	1,298,050
	Jefferies	12/17/2021	3,200	30	8,862,660	466,500
					45,790,410	1,871,950
Put Option Contracts - 12.00%
S&P 500® Index:
	Jefferies	03/06/2020	3,000	20	5,908,440	201,000
	Jefferies	03/13/2020	3,100	20	5,908,440	336,000
	Jefferies	03/13/2020	3,275	20	5,908,440	618,000
	Jefferies	03/20/2020	3,100	20	5,908,440	347,400
	Jefferies	03/20/2020	3,200	20	5,908,440	483,700
	Jefferies	03/27/2020	2,750	20	5,908,440	119,400
	Jefferies	06/19/2020	2,400	25	7,385,550	94,875
	Jefferies	06/19/2020	2,475	25	7,385,550	117,875
	Jefferies	06/19/2020	2,525	20	5,908,440	108,500
	Jefferies	06/19/2020	2,600	20	5,908,440	133,700
	Jefferies	06/19/2020	2,625	20	5,908,440	143,700
	Jefferies	06/19/2020	2,675	20	5,908,440	163,900
	Jefferies	12/18/2020	2,650	20	5,908,440	261,600
	Jefferies	12/18/2020	2,700	60	17,725,320	868,500
	Jefferies	12/18/2020	2,800	15	4,431,330	262,650
	Jefferies	06/18/2021	3,000	20	5,908,440	577,200

PURCHASED OPTION CONTRACTS - 15.64% (continued)	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
Put Option Contracts - 12.00% (continued)
SPDR® S&P 500® ETF Trust:
	Jefferies	12/18/2020	$245	250	$7,406,500	$231,000
	Jefferies	06/18/2021	255	155	4,592,030	220,875
	Jefferies	06/18/2021	260	410	12,146,660	678,960
	Jefferies	06/18/2021	265	40	1,185,040	66,000
	Jefferies	06/18/2021	270	80	2,370,080	144,000
					135,529,340	6,178,835
TOTAL PURCHASED OPTION CONTRACTS
(Cost $7,943,100)					181,319,750	8,050,785

MONEY MARKET FUNDS - 0.35%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 1.477%, 7-day effective yield	182,369	$182,369

TOTAL MONEY MARKET FUNDS
(Cost $182,369)		182,369

Total Investments, at Value - 103.00%
(Cost $45,904,002)		53,034,546

Written Option Contracts - (7.81)%		(4,022,350)

Other Assets in Excess of Liabilities - 4.81%		2,477,522	(b)

Net Assets - 100.00%		$51,489,718

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $28,785,157, representing 55.91% of net assets.
(b)	Includes cash which is being held as collateral for written options.

WRITTEN OPTION CONTRACTS - 7.81%	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Call Option Contracts - 1.77%
S&P 500® Index:
	Jefferies	03/27/2020	$2,900	20	$271,859	$5,908,440	$337,100
	Jefferies	03/27/2020	2,950	20	169,246	5,908,440	271,500
	Jefferies	06/19/2020	2,800	5	41,491	1,477,110	139,100
	Jefferies	12/18/2020	3,200	10	78,470	2,954,220	100,950
	Jefferies	06/18/2021	3,400	10	86,970	2,954,220	61,100
					648,036	19,202,430	909,750
Put Option Contracts - 6.04%
S&P 500® Index:
	Jefferies	03/06/2020	2,400	20	26,039	5,908,440	4,950
	Jefferies	03/13/2020	2,400	20	44,659	5,908,440	16,100
	Jefferies	03/13/2020	3,375	20	85,159	5,908,440	812,600
	Jefferies	03/20/2020	2,400	20	52,959	5,908,440	21,000
	Jefferies	03/20/2020	3,325	20	105,779	5,908,440	711,700
	Jefferies	03/27/2020	2,900	20	285,359	5,908,440	196,200
	Jefferies	06/19/2020	2,100	25	152,162	7,385,550	38,250
	Jefferies	06/19/2020	2,175	25	131,799	7,385,550	47,875
	Jefferies	06/19/2020	2,225	20	92,099	5,908,440	44,800
	Jefferies	06/19/2020	2,300	40	184,299	11,816,880	112,800
	Jefferies	06/19/2020	2,350	20	83,539	5,908,440	65,500
	Jefferies	12/18/2020	2,350	20	157,399	5,908,440	136,300
	Jefferies	12/18/2020	2,400	60	398,818	17,725,320	459,300
	Jefferies	12/18/2020	2,500	15	93,015	4,431,330	144,225
	Jefferies	06/18/2021	2,600	20	125,119	5,908,440	301,000
					2,018,203	107,829,030	3,112,600

Total Written Option Contracts					$2,666,239	$127,031,460	$4,022,350

See Notes to Quarterly Schedule of Investments.

STADION INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

February 29, 2020 (Unaudited)

1. ORGANIZATION

Stadion Tactical Growth Fund (“Tactical Growth Fund”), Stadion Tactical Defensive Fund (“Tactical Defensive Fund”) and Stadion Trilogy Alternative Return Fund (“Trilogy Alternative Return Fund”), (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

Tactical Growth Fund is a successor to a previously operational fund, the ETF Market Opportunity Fund (the “Predecessor Fund”), which was a series of the Aviemore Funds, an Ohio business trust. The Predecessor Fund was organized into a series, Class I shares, of the Tactical Growth Fund effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Tactical Growth Fund effective April 1, 2013. The Fund seeks long-term capital appreciation.

Tactical Defensive Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares, and Class I shares commenced on September 15, 2006, October 1, 2009, and May 28, 2010, respectively. The investment objective of the Fund is to seek capital appreciation.

Trilogy Alternative Return Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Each Fund currently offers three classes of shares, Class A, Class C, and Class I. Class A shares are sold subject to a maximum front-end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, and are also sold subject to a 1.00% contingent deferred sales load on purchases at or above $1 million if redeemed within 12 months of purchase. Class C shares are sold subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1.00% contingent deferred sales load if redeemed within one year of purchase. Class I shares are sold without any sales loads and distribution and/ or service fees. Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its arrangements; and (4) Class I shares are, generally, available for certain broker-dealers and financial intermediaries that have entered into appropriate arrangements with the Funds..

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the National Best Bid and Offer (NBBO) prices as determined by the Options Pricing Reporting Authority (ORPA) (which is the best bid and offer price across the option exchanges). If no bid price is readily available, then the option will be valued at the mean of the last quoted ask price and $0.00. If: (i) no bid price is readily available, and (ii) no ask price is readily available, then the option will be valued at the last valid NBBO mean price. Notwithstanding the foregoing, an option may be valued using Fair Valuation when reliable last NBBO prices as of the Valuation Time are not readily available. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Open-end investment companies, including money market funds, are valued at the net asset value reported by such registered open-end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of February 29, 2020 by security type:

Tactical Growth Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$399,186,641	$–	$–	$399,186,641
Money Market Funds	58,078,181	–	–	58,078,181
Total Investments in Securities	$457,264,822	$–	$–	$457,264,822

Tactical Defensive Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$43,656,362	$–	$–	$43,656,362
Money Market Funds	47,574,636	–	–	47,574,636
Total Investments in Securities	$91,230,998	$–	$–	$91,230,998

Trilogy Alternative Return Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$16,360,969	$–	$–	$16,360,969
Exchange-Traded Funds	28,440,423	–	–	28,440,423
Purchased Option Contracts	–	8,050,785	–	8,050,785
Money Market Funds	182,369	–	–	182,369
Total Investments in Securities	$44,983,761	$8,050,785	$–	$53,034,546
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(4,022,350)	$–	$(4,022,350)
Total	$–	$(4,022,350)	$–	$(4,022,350)

*	See Schedule of Investments for Common Stocks determined by sector and industry.

There were no Level 3 securities held in any of the Funds at February 29, 2020 .

Securities Transactions: Security transactions are accounted for on trade date.

Option Transactions: The Funds may purchase and write put and call options on broad-based U.S. and International stock indices or ETFs that replicate the performance of broad-based U.S. and International stock indices as well as short term futures ETFs and bond ETFs. When held, the Funds use option contracts on broad-based U.S. and International stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices.

Underlying Investment In Other Investment Companies: The Tactical Defensive Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the SPDR® S&P 500® ETF Trust. The SPDR® S&P 500® ETF Trust was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended. The Fund may redeem its investments from the SPDR® Portfolio Aggregate Bond ETF Trust, (the “ETFs”) at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The latest financial statements for the ETFs can be found at www.sec.gov.

The Fund’s performance may be directly affected by the performance of the ETF. As February 29, 2020, the percentage of net assets invested in the SPDR® S&P 500® ETF Trust by the Tactical Defensive Fund was 26.02%.

3. DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities: The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce market value of fixed income investments and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange- traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. No Funds invested in futures contracts during the period ended February 29, 2020.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A portion of Trilogy Alternative Return Fund’s securities are pledged as collateral for open written option contracts.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stadion Investment Trust

By (Signature and Title)	/s/Judson P. Doherty
Judson P. Doherty, President

Date:	April 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date:	April 16, 2020

By (Signature and Title)	/s/Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date:	April 16, 2020